Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129674
Account Value [Line Items]
Account Value	$ 21,756	$ 21,525	$ 21,661	$ 21,009	$ 19,943	$ 19,255	$ 17,639	$ 17,489	$ 16,523	$ 16,155	$ 16,212	$ 15,691	$ 16,517	$ 17,723	$ 18,604	$ 19,002	$ 18,278	$ 17,082	$ 15,920	$ 14,942	$ 13,280	$ 13,301	$ 13,754	$ 13,130	$ 12,525	$ 12,574	$ 12,131	$ 12,732	$ 12,418	$ 12,427	$ 12,221	$ 11,666	$ 11,273	$ 10,745	$ 10,081	$ 10,098	$ 9,702	$ 8,979		$ 9,635	$ 9,387	$ 10,000
C000129675
Account Value [Line Items]
Account Value	21,204	21,001	21,139	20,510	19,485	18,822	17,263	17,115	16,186	15,835	15,908	15,393	16,220	17,411	18,289	18,693	17,998	16,835	15,696	14,747	13,112	13,132	13,600	12,990	12,390	12,448	12,020	12,627	12,323	12,342	12,146	11,601	11,217	10,691	10,037	10,071	9,675	8,961		9,618	9,378	10,000
C000169048
Account Value [Line Items]
Account Value	1,223,199	1,210,186	1,217,542	1,180,304	1,119,792	1,080,560	989,792	980,770	925,997	904,731	907,748	878,015	924,131	990,877	1,039,695	1,061,319	1,020,993	953,784	888,493	833,494	740,506	741,073	766,281	731,056	696,915	699,625	674,397	708,271	690,307	690,307	678,870	647,606	626,267	595,996	559,160	560,115	538,168	497,615	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,718,566	1,727,827	1,761,518	1,630,142	1,519,264	1,470,073	1,309,822	1,292,283	1,190,804	1,143,118	1,163,163	1,126,100	1,167,058	1,243,505	1,304,032	1,298,577	1,211,696	1,107,368	1,032,167	976,058	841,972	818,289	867,195	803,727	755,379	765,454	750,879	793,335	736,982	728,662	711,555	659,747	640,512	626,947	581,943	568,440	544,231	496,422	500,000
S&P Target Date 2045 Index
Account Value [Line Items]
Account Value	22,732	22,205	22,230	21,639	20,419	19,758	18,141	17,974	16,979	16,677	16,561	15,996	16,857	17,785	18,293	18,587	17,941	16,593	15,519	14,597	13,017	13,070	13,839	12,988	12,456	12,637	12,309	13,010	12,564	12,486	12,302	11,578	11,260	10,867	10,206	10,175	9,798	9,038		9,707	9,373	10,000
S&P Target Date 2045 Index
Account Value [Line Items]
Account Value	22,732	22,205	22,230	21,639	20,419	19,758	18,141	17,974	16,979	16,677	16,561	15,996	16,857	17,785	18,293	18,587	17,941	16,593	15,519	14,597	13,017	13,070	13,839	12,988	12,456	12,637	12,309	13,010	12,564	12,486	12,302	11,578	11,260	10,867	10,206	10,175	9,798	9,038		$ 9,707	$ 9,373	$ 10,000
S&P Target Date 2045 Index
Account Value [Line Items]
Account Value	$ 1,251,286	$ 1,222,240	$ 1,223,649	$ 1,191,100	$ 1,123,949	$ 1,087,588	$ 998,586	$ 989,361	$ 934,600	$ 918,003	$ 911,613	$ 880,497	$ 927,898	$ 978,987	$ 1,006,926	$ 1,023,111	$ 987,534	$ 913,363	$ 854,230	$ 803,461	$ 716,505	$ 719,447	$ 761,778	$ 714,912	$ 685,625	$ 695,585	$ 677,535	$ 716,154	$ 691,588	$ 687,281	$ 677,156	$ 637,328	$ 619,816	$ 598,179	$ 561,807	$ 560,054	$ 539,350	$ 497,512	$ 500,000